UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHMLC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.79% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Ratings(RAT)	Principal amount	Value

California (0.2%)

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/17) (Republic Svcs., Inc.), Ser. A, 1.25%, 8/1/23	A-2	$350,000	$350,014

			350,014
Delaware (0.7%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.88%, 10/1/38	VMIG1	965,000	965,000

			965,000
Guam (0.5%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	250,000	276,603

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	350,000	373,569

			650,172
Massachusetts (1.6%)

MA State G.O. Bonds (Cons. Loan), Ser. A, 5.00%, 4/1/47	Aa1	1,775,000	2,091,003

			2,091,003
Mississippi (0.6%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.84%, 12/1/30	VMIG1	775,000	775,000

			775,000
New York (0.9%)

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Group B), Ser. B, 5.00%, 2/15/34	AAA	1,000,000	1,176,210

			1,176,210
Ohio (94.1%)

Akron, G.O. Bonds, AGM, 5.00%, 12/1/25 (Prerefunded 12/1/17)	AA	1,005,000	1,015,020

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5.25%, 6/1/38	A+	1,000,000	1,088,880

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGC, U.S. Govt. Coll., 5.75%, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,605,090
Ser. A, 5.25%, 2/15/33	A1	250,000	287,118
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,142,550
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	830,000	945,005
(Prairie State Energy Campus), 5.00%, 2/15/38	A1	90,000	91,328
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A	150,000	175,763
(Medahl Hydroelectric Fac. (Green Bond)), Ser. A, 5.00%, 2/15/27	A	250,000	298,555

Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,143,380

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5.00%, 1/15/26	Aa2	1,000,000	1,014,590

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,431,645

Butler Cnty., Hosp. Fac. Rev. Bonds (Cincinnati Children's Hosp. Med. Ctr.), Ser. X, 5.00%, 5/15/29	Aa2	1,000,000	1,238,310

Carlisle, Local School Dist. G.O. Bonds (School Impt.)
5.00%, 12/1/47	AA	500,000	570,785
5.00%, 12/1/42	AA	350,000	401,114
5.00%, 12/1/37	AA	100,000	115,655

Centerville, Hlth. Care Rev. Bonds (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	532,360

Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	535,310

Cincinnati, Econ. Dev. Rev. Bonds (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	Aa3	500,000	572,415

Cleveland, G.O. Bonds, Ser. A, AGC, U.S. Govt. Coll., 5.00%, 12/1/29 (Prerefunded 10/5/17)	AA+	2,000,000	2,019,940

Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA+	615,000	741,383
(Bridges & Roadways), Ser. B, AGC, U.S. Govt. Coll., 5.00%, 10/1/29 (Prerefunded 4/1/18)	AA+	1,000,000	1,023,870
(Impt. Bridges), 4.00%, 10/1/29	AA+	300,000	340,122
(Impt. Bridges), 4.00%, 10/1/28	AA+	400,000	459,256

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,876,994
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	919,965

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A	3,000,000	2,423,910

Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,687,710

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6.75%, 3/15/18	B/P	195,000	195,780

Cleveland, Wtr. Rev. Bonds, Ser. X, 5.00%, 1/1/42	Aa1	1,000,000	1,121,760

Cleveland, Wtr. Poll. Control Rev. Bonds (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	571,740
5.00%, 11/15/36	Aa3	435,000	502,194

Cleveland-Cuyahoga Cnty., Rev. Bonds (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,101,550

Columbus, Swr. Rev. Bonds, 5.00%, 6/1/32	Aa1	1,000,000	1,197,670

Columbus, Swr. VRDN, Ser. B, 0.75%, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, U.S. Govt. Coll., 5.25%, 2/1/29 (Prerefunded 2/1/20)	Aa2	995,000	1,096,888
Ser. D, 5.00%, 8/1/32	Aa2	750,000	862,508
Ser. C, U.S. Govt. Coll., 5.00%, 8/1/25 (Prerefunded 2/1/20)	Aa2	1,500,000	1,644,720

Cuyahoga Cnty., COP (Convention Hotel), 5.00%, 12/1/27	AA-	1,250,000	1,465,413

Cuyahoga, Rev. Bonds (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	294,563
5.00%, 12/1/25	AA-	100,000	118,534

Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	894,960

Fairview Park City School Dist. G.O. Bonds, 5.00%, 12/1/42	Aa2	1,905,000	2,165,585

Franklin Cnty., Rev. Bonds (Trinity Hlth. Credit), Ser. 17, 5.00%, 12/1/46	Aa3	1,000,000	1,140,530

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB-	1,100,000	1,181,774
5.00%, 11/15/44	BBB+/F	1,000,000	1,070,290

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	962,882

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5.50%, 4/1/39	A+	1,000,000	1,053,000

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	500,000	537,995

Hamilton Cnty., Hosp. Fac. Rev. Bonds (TriHealth, Inc.), Ser. A, 5.00%, 8/15/36	A+	750,000	862,103

Hamilton Cnty., Sales Tax Rev. Bonds
Ser. A, 5.00%, 12/1/27	AA-	100,000	125,848
Ser. B, AMBAC, zero %, 12/1/24	A1	3,000,000	2,509,950
Ser. B, AMBAC, zero %, 12/1/22	A1	500,000	450,290

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,176,870

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	1,075,000	1,163,268

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	786,632

Kent State U. Rev. Bonds (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,189,980

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	180,000	187,060
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	935,000	979,880

Lakewood, City School Dist. G.O. Bonds, NATL, zero %, 12/1/17	Aa2	1,190,000	1,187,251

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 10/1/37	AA	1,000,000	1,160,680

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. H, AGC, 5.00%, 2/1/29	AA	2,000,000	2,048,680

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/30	A-	750,000	835,500

Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	825,230
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	721,461

Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	579,110

Middleburg Heights, Hosp. Rev. Bonds (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,200,000	1,304,640

Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	217,412

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6.25%, 10/1/33	Baa1	1,000,000	1,048,330

Mount Healthy City School Dist. G.O. Bonds, 5.00%, 12/1/21	Aa2	500,000	571,110

Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	564,305

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,540,679

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	285,000	297,882

OH State G.O. Bonds (Hwy.), Ser. S, 5.00%, 5/1/31	AAA	150,000	180,434

OH State Rev. Bonds
(Regl. Swr. Dist.), 5.00%, 11/15/49	Aa1	1,250,000	1,413,175
(Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,436,738
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/22 (Prerefunded 4/1/18)	AAA/P	3,090,000	3,162,862

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	1,000,000	1,075,370

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6.25%, 10/1/18	AA-	1,000,000	1,056,580
(U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,200,000	1,356,576
(U. of Dayton), 5.50%, 12/1/36	A+	1,000,000	1,051,820

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst.), 5.75%, 11/15/40	Baa1	370,000	397,395
(Summa Hlth. Syst.), U.S. Govt. Coll., 5.75%, 11/15/40 (Prerefunded 5/15/20)	Baa1	630,000	709,090
(Kenyon College), 5.00%, 7/1/44	A+	1,305,000	1,415,507
(Kenyon College), U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	695,000	771,471
(Case Western Reserve U.), 5.00%, 12/1/40	AA-	1,000,000	1,157,630
(Xavier U.), 5.00%, 5/1/40	A3	750,000	803,603
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	761,326
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5.00%, 1/1/31	Aa2	1,500,000	1,720,785
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	340,840

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,128,710

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth. Syst.), Ser. A
5.00%, 1/1/33	Aa2	530,000	641,258
5.00%, 1/1/31	Aa2	720,000	876,953
4.00%, 1/1/34	Aa2	1,250,000	1,362,513

OH State Private Activity Rev. Bonds (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	834,450

OH State Solid Waste Mandatory Put Bonds (12/1/17) (Republic Svcs., Inc.), 1.05%, 11/1/35	A-2	1,000,000	1,000,000

OH State Special Oblig. Cap. Fac. Lease Appropriation Rev. Bonds, Ser. C, 5.00%, 12/1/28	Aa2	500,000	615,480

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	350,000	411,527
5.00%, 2/15/48	A1	1,250,000	1,393,900

OH State U. Rev. Bonds
Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,161,630
(Gen. Receipts Special Purpose), Ser. A, 5.00%, 6/1/38	Aa2	1,000,000	1,146,020

OH State Wtr. Dev. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/35	Aaa	1,000,000	1,195,070
Ser. B, 5.00%, 12/1/35	Aaa	1,000,000	1,203,180
Ser. A, 5.00%, 12/1/34	Aaa	750,000	899,558

OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,166,093
5.00%, 12/1/42	Aa3	500,000	558,090

Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,638,195

Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	579,385

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,435,000	1,619,943

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	1,025,000	1,174,640
5.00%, 2/15/32	A2	865,000	999,438

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), U.S. Govt. Coll., 5.00%, 10/1/30 (Prerefunded 2/1/20)	AAA/P	500,000	547,610

Summit Cnty., G.O. Bonds, 4.00%, 12/1/31	Aa1	750,000	822,458

Toledo, Wtr. Wks. Syst. Rev. Bonds
5.00%, 11/15/36	Aa3	500,000	590,360
5.00%, 11/15/28	Aa3	250,000	307,958

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	1,900,000	2,237,877

U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	576,255
5.00%, 1/1/28	A1	1,000,000	1,161,760

U. of Cincinnati Rev. Bonds
Ser. C, 5.00%, 6/1/46	Aa3	500,000	575,085
Ser. A, 5.00%, 6/1/45	Aa3	1,000,000	1,161,320
Ser. F, 5.00%, 6/1/34	Aa3	1,000,000	1,109,800
Ser. A, 5.00%, 6/1/31	Aa3	500,000	574,030
Ser. A, 5.00%, 6/1/30	Aa3	1,000,000	1,151,500

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	589,260
5.00%, 7/1/39	A	1,000,000	1,108,810

Westerville, G.O. Bonds
AMBAC, 5.00%, 12/1/26 (Prerefunded 12/1/17)	Aaa	105,000	106,059
AMBAC, U.S. Govt. Coll., 5.00%, 12/1/26 (Prerefunded 12/1/17)	Aaa	1,215,000	1,227,259

Westlake, Rev. Bonds (American Greetings-Crocker Park Pub. Impt.), 5.00%, 12/1/33	Aa1	1,000,000	1,182,660

Willoughby-Eastlake, City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/46	Aa3	1,000,000	1,143,380

Youngstown State U. Rev. Bonds
AGC, U.S. Govt. Coll., 5.25%, 12/15/29 (Prerefunded 6/15/19)	AA	500,000	538,390
5.00%, 12/15/25	A+	500,000	561,825

			126,333,401
Puerto Rico (0.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.375%, 5/15/33	Ba1	285,000	285,000

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	A	1,000,000	232,532

			517,532
Texas (0.2%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.88%, 12/1/24	A-1+	315,000	315,000

			315,000
TOTAL INVESTMENTS

Total investments (cost $126,648,372)			$133,173,332

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $134,245,325.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	18.5%
	Education	18.4
	Local debt	15.7
	Utilities	13.9
	Prerefunded	13.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$133,173,332	$—

Totals by level	$—	$133,173,332	$—

During the reporting period, transfers within the fair value hierarchy, if any , did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017